Precious Metals Fund Average Annual Total Returns - Investor Class and Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.04%)	8.69%	7.87%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.14%	4.65%	6.96%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.14%	3.12%	5.57%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.00%	2.91%	4.87%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	9.87%	4.39%	6.66%